Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Line Items]
Surety bonds outstanding	$ 2,099,661	$ 2,153,618
Surety Bond [Member]
Commitments And Contingencies [Line Items]
Surety bonds outstanding	$ 7,500	7,500	$ 500
Surety Bond Including Workers Compensation Insurance [Member]
Commitments And Contingencies [Line Items]
Surety bonds outstanding		$ 500